Accrued Expenses and Other Current Liabilities (Tables) (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2019	December 31, 2018
Advance from customers	$11,719	$94,956
Accrued payroll and employee benefits	248,745	187,919
Accrued interest expenses	37,140	24,433
Other tax payables (i)	324,670	755,742
Penalty related to a loan default (ii)	1,701,986	850,686
Others (iii)	16,598	716,048
Accrued expenses and other current liabilities	$2,340,858	$2,629,784

(i) Other tax payables are mainly value added tax payable.

(ii) Penalty payable of RMB6.0 million (equivalent to US$0.9 million) and RMB5.8 million (equivalent to US$0.8 million) was accrued for a loan default by Sichuan Wetouch obtained from Chengdu Bank in 2013 and guaranteed by a third party Chengdu SME Credit Guarantee Co., Ltd. (“Chengdu SME”) as of December 31, 2019. On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to US$1.7 million) of the loan default penalty to Chengdu SME (see Note 12).

(iii) Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.